Benefit Programs - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Participants	Dec. 31, 2012
U.S. Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of Employees participated in Retirement Plan	3,580
Accumulated benefit obligation	$ 201.1	$ 226.3
Expected contributions under Defined Benefit Plans	0
Non-U.S. Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	155.4	143.2
Expected contributions under Defined Benefit Plans	0.3
Non-U.S. Benefit Plans [Member] | Equity index funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target percentage of investments in insurance contracts under French and UK plans	77.00%
Non-U.S. Benefit Plans [Member] | Debt securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target percentage of investments in insurance contracts under French and UK plans	23.00%
Other Non-U.S. Postemployment Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Postemployment Benefits Liability	7.4	7.6
Other U.S. Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Number of Employees participated in Retirement Plan	15
Number of current employees participated in Other U.S. Benefit Plan	1
Post retirement benefit obligation, increase in assumed health care cost	$ 0.3